Property and Equipment, Net - Property and Equipment under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 10,507	$ 8,073
Less accumulated depreciation and amortization	(5,038)	(3,910)
Property and equipment under capital leases, net	5,469	4,163
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,885	6,373
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	575	212
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,607	1,222
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	306	132
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	134	134
Assets Not Yet Placed in Service [Member]
Property, Plant and Equipment [Line Items]
Property and equipment